SCHEDULE OF WEIGHTED AVERAGE DISCOUNT RATES OF LEASES (Details)	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating leases weighted average discount	5.20%	5.20%
Finance leases weighted average discount	6.60%	7.00%